Income Tax (Details) - Schedule of Income Tax - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Tax [Abstract]
Current tax expenses		$ 178,287	$ 387,407	$ 1,117,861
Deferred tax expense	(31,380)	78,663	135,640	(537,915)
Income tax expense	$ (31,380)	$ 256,950	$ 523,047	$ 579,946